UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds
114 State Street
Suite 200
Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.
114 State Street
Suite 200
Boston, Massachusetts  02109

Registrant’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: April 30, 2015

Item 1.  Schedule of Investments

The Schedules of Investments for the Green Century Funds are set forth below.

GREEN CENTURY BALANCED FUND
PORTFOLIO OF INVESTMENTS
April 30, 2015
(Unaudited)

	SHARES	VALUE
Common Stocks - 68.6%
Technology Hardware & Equipment - 8.2%
Apple, Inc.	28,238	$3,533,986
Cisco Systems, Inc.	69,115	1,992,585
F5 Networks, Inc. (a)	21,846	2,665,649
Palo Alto Networks, Inc. (a)	15,111	2,232,197
QUALCOMM, Inc.	24,699	1,679,532
SanDisk Corporation	10,147	679,240
		12,783,189

Pharmaceuticals & Biotechnology - 6.3%
Amgen, Inc.	13,976	2,206,950
Biogen, Inc. (a)	2,600	972,218
Gilead Sciences, Inc. (a)	22,048	2,216,044
Novartis A.G. American Depositary Receipt (b)	13,937	1,418,787
Shire PLC American Depositary Receipt (b)	12,735	3,101,100
		9,915,099

Capital Goods - 4.7%
Cummins, Inc.	6,059	837,717
Hexcel Corporation	29,452	1,477,018
Lincoln Electric Holdings, Inc.	24,209	1,618,614
Middleby Corporation (The) (a)	6,045	612,600
Pentair PLC	8,937	555,435
Valmont Industries, Inc.	9,052	1,140,733
Wabtec Corporation	12,298	1,156,627
		7,398,744

Banks - 4.6%
East West Bancorp, Inc.	23,205	941,891
Fifth Third Bancorp	59,794	1,195,880
First Republic Bank	12,079	704,085
SVB Financial Group (a)	12,259	1,627,505
Umpqua Holdings Corporation	74,742	1,271,361
Wells Fargo & Company	26,213	1,444,336
		7,185,058

Healthcare Equipment & Services - 4.6%
Cigna Corporation	26,565	3,311,062
Hologic, Inc. (a)	27,988	944,315
Medtronic PLC	9,530	709,508
Omnicell, Inc. (a)	34,317	1,219,283
Zimmer Holdings, Inc.	8,952	983,288
		7,167,456

Renewable Energy & Energy Efficiency - 4.3%
Acuity Brands, Inc.	9,538	1,592,369
EnerNOC, Inc. (a)	48,289	533,593
First Solar, Inc. (a)	14,364	857,100
Johnson Controls, Inc.	34,178	1,721,888
Ormat Technologies, Inc.	35,670	1,305,165
SolarCity Corporation (a)	12,216	733,571
		6,743,686

Diversified Financials - 3.8%
Charles Schwab Corporation (The)	29,124	888,282
Citigroup, Inc.	31,911	1,701,495

Stifel Financial Corporation (a)	45,527	$2,405,647
T. Rowe Price Group, Inc.	11,013	894,035
		5,889,459

Retailing - 3.7%
Home Depot, Inc. (The)	14,029	1,500,823
Men's Wearhouse, Inc. (The)	17,222	974,593
Priceline Group, Inc. (The) (a)	656	812,003
Target Corporation	12,899	1,016,828
TJX Companies, Inc. (The)	23,348	1,506,880
		5,811,127

Software & Services - 3.5%
eBay, Inc. (a)	10,068	586,562
Google, Inc., Class A (a)	4,940	2,710,924
MasterCard, Inc., Class A	10,709	966,059
Microsoft Corporation	25,877	1,258,657
		5,522,202

Semiconductors - 3.3%
Analog Devices, Inc.	17,124	1,058,948
ARM Holdings PLC American Depositary Receipt (b)	18,970	967,280
NXP Semiconductors NV (a)(b)	23,571	2,265,645
Xilinx, Inc.	19,926	863,991
		5,155,864

Materials - 2.6%
Minerals Technologies, Inc.	27,153	1,839,073
Sealed Air Corporation	48,847	2,227,423
		4,066,496

Insurance - 2.6%
Aflac, Inc.	29,409	1,853,943
Lincoln National Corporation	16,489	931,464
Reinsurance Group of America, Inc.	13,791	1,263,531
		4,048,938

Healthy Living - 2.2%
United Natural Foods, Inc. (a)	16,707	1,127,054
WhiteWave Foods Co./The (a)	19,934	876,498
Whole Foods Market, Inc.	29,412	1,404,717
		3,408,269

Consumer Durables & Apparel - 2.2%
Deckers Outdoor Corporation (a)	23,260	1,721,240
Jarden Corporation (a)	20,524	1,050,418
lululemon athletica, Inc. (a)	9,899	629,973
		3,401,631

Real Estate - 2.0%
CBRE Group, Inc., Class A (a)	55,564	2,130,324
Forest City Enterprises, Inc., Class A (a)	43,881	1,042,612
		3,172,936

Transportation - 1.6%
J.B. Hunt Transport Services, Inc.	11,215	977,948
United Parcel Service, Inc., Class B	14,699	1,477,690
		2,455,638

Food & Beverage - 1.5%
Diamond Foods, Inc. (a)	397	11,132
General Mills, Inc.	300	16,602
JM Smucker Company (The)	4,585	531,493
Keurig Green Mountain, Inc.	3,228	375,642
Unilever NV American Depositary Receipt (b)	31,749	1,380,447
		2,315,316

Telecommunication Services - 1.3%
BT Group PLC American Depositary Receipt (b)	13,254	$926,189
SBA Communications Corporation, Class A (a)	10,189	1,180,090
		2,106,279

Media - 1.3%
Discovery Communications, Inc., Class A (a)	24,137	781,073
IMAX Corporation (a)	31,470	1,175,719
		1,956,792

Automobiles & Components - 1.1%
BorgWarner, Inc.	30,369	1,797,845

Consumer Services - 1.0%
Panera Bread Company, Class A (a)	8,722	1,591,591
Starbucks Corporation	550	27,269
		1,618,860

Commercial & Professional Services - 0.9%
Interface, Inc.	62,721	1,362,927

Household & Personal Products - 0.8%
Church & Dwight Company, Inc.	15,909	1,291,334

Food & Staples Retailing - 0.5%
Costco Wholesale Corporation	5,952	851,434

Total Common Stocks (Cost $83,691,925)		107,426,579

	PRINCIPAL AMOUNT	VALUE
Bonds & Notes - 26.6%
Green Bonds, Renewable Energy & Energy Efficiency - 10.7%
African Development Bank 0.75%, due 10/18/16 (b)	$1,000,000	1,002,912
Asian Development Bank 2.125%, due 3/19/25 (b)	1,000,000	1,000,041
Bank of America Corporation 1.35%, due 11/21/16	1,000,000	1,002,623
European Investment Bank 2.50%, due 10/15/24	1,000,000	1,034,493
Export-Import Bank of Korea 1.75%, due 2/27/18 (b)	1,000,000	1,001,829
International Bank for Reconstruction & Development 0.375%, due 8/24/15	1,000,000	1,000,731
International Bank for Reconstruction & Development 2.00%, due 10/20/16	500,000	510,040
International Bank for Reconstruction & Development 2.25%, due 9/30/24 (c)	750,000	754,060
International Bank for Reconstruction & Development 2.125%, due 3/3/25	1,000,000	994,840
International Finance Corporation 0.625%, due 11/15/16	1,000,000	999,622
Johnson Controls, Inc. 5.50%, due 1/15/16	500,000	516,689
KFW 1.75%, due 10/15/19	1,500,000	1,519,687
Nordic Investment Bank 2.25%, due 9/30/21	1,500,000	1,539,927
Overseas Private Investment Corporation 3.28%, due 9/15/29	800,000	829,101
Overseas Private Investment Corporation 3.33%, due 5/15/33	250,000	259,325
Overseas Private Investment Corporation 3.43%, due 6/1/33	250,000	262,146

Regency Centers LP 3.75%, due 6/15/24	$1,500,000	$1,535,163
Vornado Realty LP 2.50%, due 6/30/19	1,000,000	1,012,092
		16,775,321

Software & Services - 3.1%
International Business Machines Corporation 2.00%, due 1/5/16	500,000	505,296
International Business Machines Corporation 8.375%, due 11/1/19	500,000	641,464
Microsoft Corporation 1.625%, due 9/25/15	500,000	502,621
Oracle Corporation 1.20%, due 10/15/17	500,000	501,286
Oracle Corporation 5.00%, due 7/8/19	1,000,000	1,123,933
Oracle Corporation 2.50%, due 5/15/22	500,000	497,415
Symantec Corporation 4.20%, due 9/15/20	1,000,000	1,059,361
		4,831,376

U.S. Government Agencies - 3.0%
Federal Farm Credit Banks 5.125%, due 8/25/16	500,000	530,519
Federal Farm Credit Banks 2.26%, due 11/13/24	1,000,000	990,916
Federal Home Loan Bank of Chicago 5.625%, due 6/13/16	1,000,000	1,058,204
Federal Home Loan Banks 3.875%, due 12/14/18	550,000	602,266
Federal Home Loan Banks 2.00%, due 6/25/27 (c)	1,000,000	996,462
Federal Home Loan Mortgage Corporation 3.75%, due 3/27/19	500,000	546,245
		4,724,612

Banks - 2.1%
HSBC Bank USA NA/New York NY 6.00%, due 8/9/17	500,000	549,083
HSBC Holdings PLC 5.10%, due 4/5/21	1,500,000	1,704,597
JPMorgan Chase & Co. 4.40%, due 7/22/20	1,000,000	1,093,450
		3,347,130

Diversified Financials - 1.7%
Bank of New York Mellon Corporation (The) 3.55%, due 9/23/21	1,000,000	1,062,487
Citigroup, Inc. 3.953%, due 6/15/16	500,000	516,253
Deutsche Bank A.G. 3.25%, due 1/11/16 (b)	500,000	508,730
Morgan Stanley 3.80%, due 4/29/16	500,000	514,656
		2,602,126

Pharmaceuticals & Biotechnology - 1.2%
Amgen, Inc. 5.70%, due 2/1/19	1,250,000	1,418,789
Thermo Fisher Scientific, Inc. 2.40%, due 2/1/19	500,000	505,941
		1,924,730

Telecommunication Services - 1.1%
America Movil SAB de C.V. 5.00%, due 10/16/19 (b)	750,000	843,825

AT&T, Inc. 2.50%, due 8/15/15	$333,000	$334,640
Verizon Communications, Inc. 6.35%, due 4/1/19	500,000	579,827
		1,758,292

Technology Hardware & Equipment - 0.8%
Dell, Inc. 2.30%, due 9/10/15	500,000	501,285
EMC Corporation 1.875%, due 6/1/18	700,000	707,666
		1,208,951

Media - 0.7%
Discovery Communications LLC 5.625%, due 8/15/19	1,000,000	1,129,562

Real Estate - 0.7%
HCP, Inc. 3.875%, due 8/15/24	1,000,000	1,017,876

Healthcare Equipment & Services - 0.7%
Baxter International, Inc. 1.85%, due 6/15/18	500,000	503,567
Stryker Corporation 1.30%, due 4/1/18	500,000	498,952
		1,002,519

Capital Goods - 0.5%
Koninklijke Philips NV 5.75%, due 3/11/18	750,000	834,387

Food & Staples Retailing - 0.3%
CVS Health Corporation 2.25%, due 12/5/18	500,000	512,073

Total Bonds & Notes (Cost $40,914,048)		41,668,955

Certificates Of Deposit - 0.1%
Self Help Credit Union Environmental Certificate of Deposit
1.01%, due 8/10/16	95,000	95,000

Total Certificates Of Deposit (Cost $95,000)		95,000

VALUE
Short-term Investment - 4.9%
UMB Money Market Fiduciary Account, 0.01% (d) (Cost $7,669,319)	7,669,319

TOTAL INVESTMENTS (e) - 100.2% (Cost $132,379,964)	156,859,853
Liabilities Less Other Assets - (0.2)%	(367,542)
NET ASSETS -100.0%	$156,492,311

(a)	Non-income producing security
(b)	Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	Step rate bond. Rate shown is currently in effect at April 30, 2015.
(d)	The rate quoted is the annualized seven-day yield of the Fund at the period end.
(e)	The cost of investments for federal income tax purposes is $132,428,791 resulting in gross unrealized appreciation and depreciation of $25,694,860 and $1,263,798 respectively, or net unrealized appreciation of $24,431,062.

See Notes to Schedule of Investments

GREEN CENTURY EQUITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2015
(Unaudited)

	SHARES	VALUE
Common Stocks - 99.5%
Software & Services - 14.1%
Accenture PLC, Class A	11,092	$1,027,674
Adobe Systems, Inc. (a)	8,384	637,687
ANSYS, Inc. (a)	1,584	135,971
Autodesk, Inc. (a)	4,046	229,934
Automatic Data Processing, Inc.	8,451	714,448
CA, Inc.	5,821	184,933
Citrix Systems, Inc. (a)	2,915	195,771
Cognizant Technology Solutions Corporation, Class A (a)	10,761	629,949
Convergys Corporation	1,620	36,742
Equinix, Inc.	974	249,276
FactSet Research Systems, Inc.	698	109,858
FleetCor Technologies, Inc. (a)	1,392	223,959
Google, Inc., Class A (a)	5,015	2,752,082
Google, Inc., Class C (a)	5,093	2,736,599
International Business Machines Corporation	16,567	2,837,761
Intuit, Inc.	4,823	483,892
NetSuite, Inc. (a)	588	56,195
Oracle Corporation	62,456	2,724,331
Rackspace Hosting, Inc. (a)	2,164	116,640
salesforce.com, Inc. (a)	10,598	771,746
Symantec Corporation	12,153	302,913
Teradata Corporation (a)	2,719	119,609
Workday, Inc., Class A (a)	1,747	159,344
Xerox Corporation	19,122	219,903
Yahoo!, Inc. (a)	15,896	676,613
		18,333,830
Pharmaceuticals & Biotechnology - 10.9%
Affymetrix, Inc. (a)	1,246	15,114
Agilent Technologies, Inc.	5,919	244,869
Amgen, Inc.	13,419	2,118,994
Bio-Techne Corporation	601	57,672
Biogen, Inc. (a)	4,163	1,556,671
BioMarin Pharmaceutical, Inc. (a)	2,731	306,009
Bristol-Myers Squibb Company	29,267	1,865,186
Cepheid (a)	1,301	72,986
Fluidigm Corporation (a)	492	18,430
Gilead Sciences, Inc. (a)	26,593	2,672,863
Merck & Company, Inc.	50,254	2,993,128
Mettler-Toledo International, Inc. (a)	496	157,237
PAREXEL International Corporation (a)	941	59,824
Quintiles Transnational Holdings, Inc. (a)	1,214	79,978
Thermo Fisher Scientific, Inc.	7,022	882,525
Vertex Pharmaceuticals, Inc. (a)	4,242	522,954
VIVUS, Inc. (a)	1,906	4,250
Waters Corporation (a)	1,411	176,643
Zoetis, Inc.	8,858	393,472
		14,198,805
Capital Goods - 6.1%
3M Company	10,737	1,679,159
A.O. Smith Corporation	1,332	85,115
AGCO Corporation	1,496	77,059

Air Lease Corporation	1,697	$65,555
American Science & Engineering, Inc.	117	4,378
Applied Industrial Technologies, Inc.	691	28,863
Builders FirstSource, Inc. (a)	977	12,467
Caterpillar, Inc.	10,162	882,875
Chicago Bridge & Iron Co. NV	1,673	79,718
CLARCOR, Inc.	841	54,665
Cummins, Inc.	3,059	422,937
Deere & Company	5,991	542,305
Dover Corporation	2,980	225,646
EMCOR Group, Inc.	1,104	49,272
Fastenal Company	5,054	215,402
Graco, Inc.	1,002	71,763
Granite Construction, Inc.	656	22,770
H&E Equipment Services, Inc.	568	14,041
Illinois Tool Works, Inc.	6,566	614,446
Ingersoll-Rand PLC	4,743	312,279
Lincoln Electric Holdings, Inc.	1,378	92,133
Masco Corporation	6,143	162,728
Meritor, Inc. (a)	1,653	21,687
Middleby Corporation (The) (a)	1,031	104,482
Nordson Corporation	1,103	87,854
Owens Corning	1,905	73,647
Pall Corporation	1,926	187,438
Parker Hannifin Corporation	2,674	319,169
Quanta Services, Inc. (a)	3,869	111,853
Rockwell Automation, Inc.	2,446	290,096
Snap-on, Inc.	1,060	158,523
Tennant Company	276	17,744
Timken Company (The)	1,249	49,073
United Rentals, Inc. (a)	1,772	171,140
W.W. Grainger, Inc.	1,087	270,043
WABCO Holdings, Inc. (a)	1,004	124,948
Wabtec Corporation	1,703	160,167
Xylem, Inc.	3,218	119,130
		7,982,570
Technology Hardware & Equipment - 5.9%
Black Box Corporation	196	3,900
Calix, Inc. (a)	639	4,722
Cisco Systems, Inc.	90,145	2,598,880
Corning, Inc.	22,628	473,604
EMC Corporation	35,920	966,607
Flextronics International Ltd. (a)	10,281	118,489
Hewlett-Packard Company	32,911	1,085,076
Lexmark International, Inc.	1,104	49,007
Motorola Solutions, Inc.	3,963	236,789
Plantronics, Inc.	712	37,928
QUALCOMM, Inc.	29,295	1,992,060
Silicon Graphics International Corporation (a)	443	3,593
Super Micro Computer, Inc. (a)	647	18,614
Trimble Navigation Ltd. (a)	4,594	116,826
		7,706,095
Diversified Financials - 5.5%
American Express Company	16,407	1,270,722
Ameriprise Financial, Inc.	3,250	407,160
Bank of New York Mellon Corporation (The)	19,870	841,296
BlackRock, Inc.	2,352	855,987
Charles Schwab Corporation (The)	20,696	631,228
CME Group, Inc.	5,633	512,096
Franklin Resources, Inc.	7,224	372,469
Intercontinental Exchange, Inc.	1,974	443,222
Invesco Ltd.	7,626	315,869
Legg Mason, Inc.	1,748	92,032

Northern Trust Corporation	3,772	$275,922
PHH Corporation (a)	676	16,981
State Street Corporation	7,387	569,686
T. Rowe Price Group, Inc.	4,584	372,129
TD Ameritrade Holding Corporation	4,837	175,341
		7,152,140
Food & Beverage - 5.3%
Bunge Ltd.	2,593	223,957
Campbell Soup Company	3,610	161,403
Coca-Cola Enterprises, Inc.	4,051	179,905
Darling Ingredients, Inc. (a)	2,713	37,060
Dr. Pepper Snapple Group, Inc.	3,451	257,376
General Mills, Inc.	10,758	595,348
JM Smucker Company (The)	1,835	212,713
Kellogg Company	4,688	296,891
Keurig Green Mountain, Inc.	2,154	250,661
Kraft Foods Group, Inc.	10,355	877,586
McCormick & Company, Inc.	2,105	158,506
Mondelez International, Inc., Class A	29,738	1,141,047
PepsiCo, Inc.	26,381	2,509,361
		6,901,814
Media - 5.1%
Charter Communications, Inc., Class A (a)	1,345	251,596
Discovery Communications, Inc., Class A (a)	2,684	86,854
Discovery Communications, Inc., Class C (a)	4,798	145,043
DreamWorks Animation SKG, Inc., Class A (a)	1,126	29,344
John Wiley & Sons, Inc., Class A	755	42,944
Liberty Global PLC, Class A (a)	4,401	229,468
Liberty Global PLC, Series C (a)	11,168	563,426
New York Times Company (The), Class A	2,340	31,333
Scholastic Corporation	562	22,840
Scripps Networks Interactive, Inc., Class A	1,277	89,211
Time Warner Cable, Inc.	4,956	770,757
Time Warner, Inc.	14,774	1,247,073
Walt Disney Company (The)	28,396	3,087,213
		6,597,102
Household & Personal Products - 4.9%
Avon Products, Inc.	8,059	65,842
Clorox Company (The)	2,288	242,757
Colgate-Palmolive Company	16,098	1,083,073
Energizer Holdings, Inc.	1,088	148,643
Estee Lauder Companies, Inc. (The), Class A	4,057	329,793
Kimberly-Clark Corporation	6,575	721,212
Procter & Gamble Company (The)	47,586	3,783,563
		6,374,883
Real Estate - 4.6%
American Tower Corporation	7,435	702,831
AvalonBay Communities, Inc.	2,379	390,965
Boston Properties, Inc.	2,777	367,425
CBRE Group, Inc., Class A (a)	5,365	205,694
Corporate Office Properties Trust	1,587	41,881
Digital Realty Trust, Inc.	2,399	152,121
Duke Realty Corporation	6,261	124,030
Equity Residential	6,195	457,563
Federal Realty Investment Trust	1,245	166,419
Forest City Enterprises, Inc., Class A (a)	2,590	61,538
HCP, Inc.	8,164	328,928
Host Hotels & Resorts, Inc.	13,385	269,574
Iron Mountain, Inc.	2,963	102,194
Jones Lang LaSalle, Inc.	791	131,353
Liberty Property Trust	2,669	92,988
Macerich Company (The)	2,520	206,035

Plum Creek Timber Company, Inc.	3,161	$133,394
Potlatch Corporation	664	24,508
Prologis, Inc.	8,909	358,142
Simon Property Group, Inc.	5,499	998,013
UDR, Inc.	4,602	150,808
Vornado Realty Trust	2,987	309,125
Weyerhaeuser Company	9,212	290,270
		6,065,799
Retailing - 4.5%
ANN, Inc. (a)	790	29,909
Bed Bath & Beyond, Inc. (a)	3,275	230,756
Best Buy Company, Inc.	5,157	178,690
Blue Nile, Inc. (a)	189	5,143
Brown Shoe Company, Inc.	721	21,414
Buckle, Inc. (The)	439	19,667
CarMax, Inc. (a)	3,802	258,954
Foot Locker, Inc.	2,487	147,852
GameStop Corporation, Class A	2,055	79,200
Gap, Inc. (The)	4,137	163,991
Genuine Parts Company	2,641	237,294
HSN, Inc.	533	33,270
Kohl's Corporation	3,593	257,438
LKQ Corporation (a)	5,318	143,958
Lowe's Companies, Inc.	17,401	1,198,233
Men's Wearhouse, Inc. (The)	690	39,047
Netflix, Inc. (a)	1,014	564,291
Nordstrom, Inc.	2,434	183,913
Nutrisystem, Inc.	323	6,153
Office Depot, Inc. (a)	9,148	84,345
Pier 1 Imports, Inc.	1,411	17,849
Pool Corporation	742	48,148
Shutterfly, Inc. (a)	649	29,049
Signet Jewelers Ltd.	1,320	177,052
Staples, Inc.	11,118	181,446
Tiffany & Company	2,247	196,568
TJX Companies, Inc. (The)	12,176	785,839
Tractor Supply Company	2,425	208,695
TripAdvisor, Inc. (a)	2,042	164,361
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,069	161,515
Weyco Group, Inc.	120	3,420
		5,857,460
Semiconductors - 4.2%
Advanced Micro Devices, Inc. (a)	10,803	24,415
Analog Devices, Inc.	5,554	343,459
Applied Materials, Inc.	21,288	421,290
Intel Corporation	85,177	2,772,511
Lam Research Corporation	2,823	213,362
Microchip Technology, Inc.	3,505	167,031
NVIDIA Corporation	9,676	214,759
Skyworks Solutions, Inc.	3,342	308,299
Texas Instruments, Inc.	18,570	1,006,680
		5,471,806
Healthcare Equipment & Services - 3.5%
AmerisourceBergen Corporation	3,858	440,969
Becton, Dickinson and Company	3,697	520,796
Cardinal Health, Inc.	5,777	487,232
Cerner Corporation (a)	5,455	391,724
Cigna Corporation	4,600	573,344
Cooper Companies, Inc. (The)	831	147,976
DENTSPLY International, Inc.	2,442	124,542
Edwards Lifesciences Corporation (a)	1,900	240,635
Henry Schein, Inc. (a)	1,484	203,456

Hologic, Inc. (a)	3,878	$130,844
Humana, Inc.	2,726	451,426
IDEXX Laboratories, Inc. (a)	838	105,060
Laboratory Corporation of America Holdings (a)	1,721	205,763
Molina Healthcare, Inc. (a)	544	32,221
Patterson Companies, Inc.	1,434	67,334
ResMed, Inc.	2,425	155,055
Select Medical Holdings Corporation	1,397	20,326
Team Health Holdings, Inc. (a)	1,283	76,428
Varian Medical Systems, Inc. (a)	1,730	153,711
		4,528,842
Telecommunication Services - 3.4%
CenturyLink, Inc.	10,123	364,023
Cincinnati Bell, Inc. (a)	3,478	11,929
Level 3 Communications, Inc. (a)	5,030	281,378
Sprint Corporation (a)	13,551	69,517
Verizon Communications, Inc.	73,109	3,687,618
		4,414,465
Consumer Services - 3.1%
Choice Hotels International, Inc.	554	33,168
Darden Restaurants, Inc.	2,316	147,691
DeVry Education Group, Inc.	1,009	30,512
Hilton Worldwide Holdings, Inc. (a)	7,136	206,659
Jack in the Box, Inc.	727	63,082
Marriott International, Inc., Class A	3,991	319,480
McDonald's Corporation	17,158	1,656,605
Royal Caribbean Cruises Ltd.	2,973	202,342
Starbucks Corporation	26,417	1,309,755
Vail Resorts, Inc.	653	64,784
		4,034,078
Materials - 3.1%
Air Products & Chemicals, Inc.	3,756	538,723
Albemarle Corporation	2,010	119,997
Avery Dennison Corporation	1,647	91,557
Ball Corporation	2,304	169,137
Compass Minerals International, Inc.	563	49,730
Domtar Corporation	1,079	46,634
Ecolab, Inc.	4,765	533,585
H.B. Fuller Company	867	36,214
International Flavors & Fragrances, Inc.	1,411	161,912
MeadWestvaco Corporation	2,917	142,349
Minerals Technologies, Inc.	603	40,841
Mosaic Company (The)	5,643	248,292
Praxair, Inc.	5,115	623,672
Rock-Tenn Company, Class A	2,469	155,498
Schnitzer Steel Industries, Inc., Class A	354	6,167
Sealed Air Corporation	3,538	161,333
Sherwin-Williams Company (The)	1,436	399,208
Sigma-Aldrich Corporation	2,024	281,174
Sonoco Products Company	1,834	81,961
Valspar Corporation (The)	1,367	110,864
Wausau Paper Corporation	607	5,657
		4,004,505
Insurance - 2.9%
ACE Ltd.	5,835	624,287
Aflac, Inc.	7,975	502,744
Chubb Corporation (The)	4,178	410,906
Hartford Financial Services Group, Inc.	7,520	306,590
Marsh & McLennan Companies, Inc.	9,540	535,766
PartnerRe Ltd.	769	98,432
Principal Financial Group, Inc.	5,279	269,863
Progressive Corporation (The)	9,928	264,681

Travelers Companies, Inc. (The)	5,849	$591,392
Willis Group Holdings PLC	2,798	136,067
		3,740,728
Consumer Durables & Apparel - 2.8%
Callaway Golf Company	1,289	12,478
Columbia Sportswear Company	453	28,403
CSS Industries, Inc.	177	5,016
Deckers Outdoor Corporation (a)	657	48,618
Ethan Allen Interiors, Inc.	406	9,833
Hanesbrands, Inc.	7,155	222,377
Hasbro, Inc.	1,985	140,518
Jarden Corporation (a)	3,198	163,674
La-Z-Boy, Inc.	868	22,750
Mattel, Inc.	5,935	167,130
Meritage Homes Corporation (a)	653	27,929
Michael Kors Holdings Ltd. (a)	3,661	226,470
Mohawk Industries, Inc. (a)	1,077	186,860
Newell Rubbermaid, Inc.	4,878	185,998
NIKE, Inc., Class B	12,092	1,195,173
Oxford Industries, Inc.	232	18,432
PVH Corporation	1,439	148,721
Tupperware Brands Corporation	933	62,380
Under Armour, Inc., Class A (a)	2,989	231,797
VF Corporation	6,110	442,547
Wolverine World Wide, Inc.	1,738	53,409
		3,600,513
Banks - 2.6%
Bank of Hawaii Corporation	923	55,740
Cathay General Bancorp	1,287	36,782
CIT Group, Inc.	3,213	144,681
Comerica, Inc.	3,224	152,850
Heartland Financial USA, Inc.	193	6,641
International Bancshares Corporation	1,025	26,630
KeyCorp	15,086	217,993
M&T Bank Corporation	2,062	246,760
New York Community Bancorp, Inc.	7,994	137,417
Old National Bancorp	1,855	25,339
People's United Financial, Inc.	4,986	75,338
PNC Financial Services Group, Inc. (The)	9,311	854,098
Popular, Inc. (a)	1,706	55,326
U.S. Bancorp	31,623	1,355,678
Umpqua Holdings Corporation	3,511	59,722
		3,450,995
Transportation - 2.6%
ArcBest Corporation	399	14,244
Avis Budget Group, Inc. (a)	1,909	103,353
C.H. Robinson Worldwide, Inc.	2,628	169,217
CSX Corporation	17,645	636,808
Echo Global Logistics, Inc. (a)	270	7,803
Expeditors International of Washington, Inc.	3,300	151,239
Genesee & Wyoming, Inc., Class A (a)	942	87,559
Hertz Global Holdings, Inc. (a)	7,927	165,199
Norfolk Southern Corporation	5,442	548,826
Ryder System, Inc.	944	90,020
Southwest Airlines Company	3,031	122,937
United Parcel Service, Inc., Class B	12,369	1,243,456
Wesco Aircraft Holdings, Inc. (a)	1,084	16,997
		3,357,658
Utilities - 1.6%
American Water Works Company, Inc.	3,345	182,369
Avista Corporation	1,350	44,037
CenterPoint Energy, Inc.	7,702	161,511

CMS Energy Corporation	5,186	$175,961
Consolidated Edison, Inc.	5,345	328,985
Eversource Energy	5,844	284,954
Integrys Energy Group, Inc.	1,573	114,986
MGE Energy, Inc.	869	36,046
New Jersey Resources Corporation	1,808	55,162
Pepco Holdings, Inc.	4,877	126,705
Piedmont Natural Gas Company, Inc.	1,644	61,551
Sempra Energy	4,242	450,373
WGL Holdings, Inc.	1,023	56,275
		2,078,915
Renewable Energy & Energy Efficiency - 0.9%
ITC Holdings Corporation	3,073	110,628
Itron, Inc. (a)	636	22,807
Johnson Controls, Inc.	11,771	593,023
Ormat Technologies, Inc.	784	28,686
SunPower Corporation (a)	830	26,718
Tesla Motors, Inc. (a)	1,541	348,343
		1,130,205
Commercial & Professional Services - 0.8%
ACCO Brands Corporation (a)	1,919	15,103
CBIZ, Inc. (a)	516	4,665
Copart, Inc. (a)	1,919	68,259
Corporate Executive Board Company (The)	631	52,897
Deluxe Corporation	961	62,225
Dun & Bradstreet Corporation (The)	653	83,368
Exponent, Inc.	195	17,279
Heidrick & Struggles International, Inc.	195	4,692
HNI Corporation	884	41,230
ICF International, Inc. (a)	241	9,278
IHS, Inc., Class A (a)	1,196	150,062
Interface, Inc.	1,076	23,381
Kelly Services, Inc.	413	6,781
Knoll, Inc.	776	17,670
ManpowerGroup, Inc.	1,403	119,718
Navigant Consulting, Inc. (a)	784	11,337
On Assignment, Inc. (a)	777	26,146
R.R. Donnelley & Sons Company	3,704	68,968
Resources Connection, Inc.	655	10,323
Robert Half International, Inc.	2,398	132,969
RPX Corporation (a)	789	12,277
Steelcase, Inc.	1,571	27,602
Team, Inc. (a)	364	14,225
Tetra Tech, Inc.	1,000	27,110
TrueBlue, Inc. (a)	679	19,542
United Stationers, Inc.	640	25,990
		1,053,097
Automobiles & Components - 0.5%
Autoliv, Inc.	1,633	193,870
BorgWarner, Inc.	4,058	240,233
Harley-Davidson, Inc.	3,808	214,048
		648,151
Healthy Living - 0.3%
Hain Celestial Group, Inc. (The) (a)	1,835	110,541
United Natural Foods, Inc. (a)	844	56,936
Whole Foods Market, Inc.	6,413	306,285
		473,762
Food & Staples Retailing - 0.3%
Sysco Corporation	10,411	385,519

Total Common Stocks (Cost $97,380,984)		129,543,737

VALUE
Short-term Investment – 0.5%
UMB Money Market Fiduciary Account, 0.01% (b) (Cost $676,655)	$676,655

TOTAL INVESTMENTS (c) - 100.0% (Cost $98,057,639)	130,220,392
Other Assets less Liabilities - (0.0)%	22,757
NET ASSETS -100.0%	$130,243,149

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the Fund at the period end.
(c)	The cost of investments for federal income tax purposes is $99,440,914 resulting in gross unrealized appreciation and depreciation of $32,971,146 and $2,191,668 respectively, or net unrealized appreciation of $30,779,478.

See Notes to Schedule of Investments

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESTMENTS
(Unaudited)

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the “Balanced Fund”) and the Green Century Equity Fund (the “Equity Fund”), collectively, the “Funds”. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, diversified management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies:

(A)	Investment Valuation: Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation or valuation provided by a pricing service is deemed not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Certificates of deposit are valued at cost plus accrued interest, and short-term obligations maturing in sixty days or less are valued at amortized cost, both of which approximate market value.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Investments valued at amortized cost. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESTMENTS
(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of April 30, 2015:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$107,426,579	$-	$-	$107,426,579
BONDS & NOTES	-	41,668,955	-	41,668,955
CERTIFICATES OF DEPOSIT	-	95,000	-	95,000
SHORT-TERM OBLIGATIONS	-	7,669,319	-	7,669,319
TOTAL	$107,426,579	$49,433,274	$-	$156,859,853

The following is a summary of the inputs used to value the Equity Fund’s net assets as of April 30, 2015:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$129,543,737	$-	$-	$129,543,737
SHORT-TERM OBLIGATIONS	-	676,655	-	676,655
TOTAL	$129,543,737	$676,655	$-	$130,220,392

The Funds adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended April 30, 2015, there were no transfers in and out of Level 1, Level 2 and Level 3. Neither of the Funds held any Level 3 securities during the period ended April 30, 2015. It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period.

(B)	Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date.

(C)	Options Transactions: The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund is authorized to utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund. The use of options involves risk such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities. The Funds are also authorized to write put and call options. Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated. The Funds continue to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts. For the period ended April 30, 2015, neither the Balanced Fund nor the Equity Fund utilized options or wrote put or call options.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESTMENTS
(Unaudited)

(D)	Repurchase Agreements: The Funds enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds’ adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

Item 2.  Controls and Procedures

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
June 26, 2015

/s/ Kristina A. Curtis
Kristina A. Curtis
Treasurer and Principal Financial Officer
June 26, 2015